COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

a)Purchase commitments

The following table sets forth the Group’s purchase obligations as of December 31, 2025:

		Less than 1			Over 5
	Total	Year	1-3 Years	3-5 Years	Years

	(RMB in thousands)
Purchase commitments	480	480	—	—	—

The Group’s purchase obligations represent commitment to acquire certain intellectual property rights.

b)Contingencies

The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.